--------------------------------------------------------------------------------

                                   THE SANSOM
                                     STREET
                                     FAMILY

                             MONEY MARKET PORTFOLIO

                                  Annual Report
                                 August 31, 2000

--------------------------------------------------------------------------------

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.

                       ANNUAL INVESTMENT ADVISER'S REPORT

     A year ago, the financial markets were preoccupied with Y2K preparedness, even as the Federal Reserve was in the midst of a sharp tightening of monetary policy. In the end, Y2K proved to be a non-event, but the Fed's concern about the strength of the U.S. economy was justified, as the nation's gross domestic product grew, in successive quarters, at rates of 4-5%. The second quarter this year, in fact, registered a 5.3% gain, well above the Fed's non-inflationary threshold. Only the concurrent gain in productivity kept the Fed from raising interest rates still higher. At present, the main focus is on energy prices and the threat that $40 per barrel of oil poses to higher producer and consumer prices. Overall, inflation has remained well behaved in the past year, increasing by less than 3%, but it continues to be a key determinant of monetary policy. The Fed's actions over the last year appear to have produced an economic slowdown in the third quarter which may be sufficient to keep the federal funds level at 6.50% through the end of the year.

     Starting in June 1999, the Federal Reserve raised short-term interest rates a total of 175 basis points to 6.50%, in an effort to slow the economy to a more sustainable and non-inflationary pace. For much of the last twelve months, the yield curve was positively sloped, reflecting the market's continued expectations of rising interest rates. Y2K, of course, produced a brief anomaly last January, but spreads of 50-75 basis points were generally available between overnight and one-year investments. The Fed's most recent move was a fifty basis point increase in May 2000. The magnitude of that move, coupled with subsequent signs of an economic slowdown in July and August, caused the yield curve to flatten considerably. Currently, there is less than a twenty-five basis point spread between overnights and one year. Average weighted maturities in the RBB Money Market Portfolio were extended, when possible, in the May to August period, to a 45-55 day range to capture the higher yields that were available on longer dated investments.

                    BlackRock Institutional Management Corporation
                    (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                        REPORT OF INDEPENDENT ACCOUNTANTS

To  the Shareholders and Board of Directors of The RBBFund,Inc.:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, a separately managed portfolio of The RBB Fund, Inc. (the "Fund") at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Two Commerce Square
Philadelphia, Pennsylvania
October 20, 2000

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                 AUGUST 31, 2000

                                                 PAR
                                                 (000)             VALUE
                                                 -----             -----
CERTIFICATES OF DEPOSIT--7.1%
DOMESTIC CERTIFICATES OF DEPOSIT--2.5%
First Tennessee Bank
   6.650% 11/03/00 ........................     $35,000          $35,000,910
                                                              --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--4.6%
Bank of Montreal Yankee
   6.540% 09/08/00 ........................      25,000           25,000,000
Industrial Bank of Japan
   6.620% 10/10/00 ........................      19,600           19,600,000
Sanwa Bank Yankee
   6.620% 10/05/00 ........................      20,000           20,000,187
                                                              --------------
                                                                  64,600,187
                                                              --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $99,601,097) .............................           99,601,097
                                                              --------------
COMMERCIAL PAPER--51.8%
ASSET BACKED SECURITIES--22.8%
Beta Finance Inc.
   6.650% 09/11/00 ........................       9,000            8,983,375
Corporate Receivable Corp.
   6.500% 12/20/00 ........................      25,000           24,503,472
Edison Asset Securitzation LLC
   6.510% 11/06/00 ........................      10,000            9,880,650
Emerald Certificates Program
   6.540% 10/24/00 ........................      21,705           21,496,017
Enterprise Funding Corp.
   6.660% 12/18/00 ........................      10,000            9,800,200
Fairway Finance Ltd.
   6.630% 09/14/00 ........................      53,412           53,284,123
K2 (USA) LLC
   6.530% 02/26/01 ........................       9,025            8,733,608
Main Place Funding Corp.
   6.888% 10/25/00 ........................      32,000           32,003,247
Moriarty LLC
   6.690% 12/15/00 ........................      55,000           53,926,813
Sheffield Receivables Corp.
   6.620% 09/18/00 ........................      48,300           48,149,009
Sigma Finance, Inc.
   6.670% 12/15/00 ........................      50,000           49,027,292
                                                              --------------
                                                                 319,787,806
                                                              --------------

                                                 PAR
                                                 (000)             VALUE
                                                 -----             -----
BANKS--8.5%
Banque Et Caisse Luxembourg
   6.500% 02/26/01 ........................     $24,600          $23,809,383
Cregem North America Inc. .................
   6.510% 02/13/01 ........................      40,000           38,806,500
Forrestal Funding Master Trust
   6.565% 02/09/01 ........................      13,000           12,618,318
HSBC USA Inc.
   6.671% 03/09/01 ........................      35,000           33,774,204
Santander Finance Inc.
   6.540% 02/07/01 ........................      10,000            9,711,150
                                                              --------------
                                                                 118,719,555
                                                              --------------
CHEMICALS & ALLIED PRODUCTS--1.7%
BASF (AG)
   6.510% 02/27/01 ........................      25,000           24,190,771
                                                              --------------
GOVERNMENT--1.7%
Quebec, Province of
   6.620% 11/14/00 ........................      24,000           23,673,413
                                                              --------------
MOTOR VEHICLES & CAR BODIES--1.4%
Daimler Chrysler North America
   Holding Corp.
   6.500% 02/26/01 ........................      20,000           19,357,222
                                                              --------------
NATURAL GAS TRANS. & DISTR.--1.4%
Consolidated Natural Gas Co.
   6.600% 11/30/00 ........................      20,000           19,670,000
                                                              --------------
RETAIL - DEPARTMENT STORES--0.7%
St. Michael Finance Ltd.
   6.520% 11/07/00 ........................      10,180           10,056,471
                                                              --------------
SECURITY BROKERS & DEALERS--7.3%
Lehman Brothers Holdings Inc.
   6.750% 12/11/00 ........................      40,000           39,242,500
   6.720% 12/15/00 ........................       9,000            8,823,600
Salomon Smith Barney Holdings Inc.
   6.610% 09/14/00 ........................      55,000           54,868,718
                                                              --------------
                                                                 102,934,818
                                                              --------------

                See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                 AUGUST 31, 2000

                                                 PAR
                                                 (000)             VALUE
                                                 -----             -----
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--6 0%
Heller Financial, Inc.
   6.730% 09/05/00 ........................     $40,000       $   39,970,089
   6.730% 09/06/00 ........................      45,000           44,957,937
                                                              --------------
                                                                  84,928,026
                                                              --------------
TELEPHONE COMMUNICATIONS--0.3%
AT&T Corp.
   6.490% 02/08/01 ........................       5,000            4,855,778
                                                              --------------
     TOTAL COMMERCIAL PAPER
       (Cost $728,173,860) ................                      728,173,860
                                                              --------------
MUNICIPAL BONDS--4.8%
FLORIDA--0.1%
Coral Springs, IDR (Alliance Corp.)
   Series 1995 (Suntrust Bank,
   Central FL LOC)+
   6.650% 09/06/00 ........................       2,000            2,000,000
                                                              --------------
GEORGIA--0.7%
De Kalb County, Development Authority
   Series 1995 B (Emory University
   Project)+
   6.600% 09/07/00 ........................       9,280            9,280,000
                                                              --------------
ILLINOIS--0.3%
Illinois Health Facilities Authority
   (The Streeterville Corp. Project)
   Series 1993-B (Bank One N.A. LOC)+
   6.700% 09/06/00 ........................       4,400            4,400,000
                                                              --------------
INDIANA--0.1%
Bremen, IDR Bond Series 1996 B
   (Society National Bank, Cleveland
   LOC)+
   6.650% 09/07/00 ........................       1,665            1,665,000
                                                              --------------
KENTUCKY--0.3%
Boone County, Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B (Societe Generale
   LOC)+
   6.700% 09/06/00 ........................       4,200            4,200,000
                                                              --------------

                                                 PAR
                                                 (000)             VALUE
                                                 -----             -----
MISSISSIPPI--1.7%
Mississippi Business Finance Corp.
   IDR Bond (Bryan Foods, Inc.
   Project) Series 1994
   (Sara Lee Corp. LOC)+
   6.750% 09/06/00 ........................     $14,000       $   14,000,000
Mississippi Business Finance Corp.
   IDR Bond (Dana Lighting Inc.)
   Series 1995 (Suntrust Bank,
   Central FL LOC)+
   6.650% 09/07/00 ........................       4,900            4,900,000
Mississippi Business Finance Corp.
   IDR Bond (Choctaw Foods Inc.
   Project) Series 1995 (Rabobank
   Nederland LOC)+
   6.650% 09/07/00 ........................       4,800            4,800,000
                                                              --------------
                                                                  23,700,000
                                                              --------------
NORTH CAROLINA--0.5%
City of Asheville (Wachovia Bank
   LOC)+
   6.600% 09/06/00 ........................       7,000            7,000,000
                                                              --------------
TEXAS--1.1%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond (Rohr Industries
   Project) Series 1990 (NBD Bank
   N.A. LOC)+
   6.700% 09/06/00 ........................      14,800           14,800,000
                                                              --------------
     TOTAL MUNICIPAL BONDS
       (Cost $67,045,000) .................                       67,045,000
                                                              --------------

                See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                 AUGUST 31, 2000

                                                 PAR
                                                 (000)             VALUE
                                                 -----             -----
VARIABLE RATE OBLIGATIONS--22.8%
AIRCRAFT PARTS & AUXILIARY EQUIPMENT, NEC--2.1%
Textron Financial Corp.++
   6.742% 11/02/00 ........................     $30,000       $   30,000,000
                                                              --------------
BANKS--18.9%
AB Spintab Corp.++
   6.740% 10/23/00 ........................      25,000           24,997,350
American Express Centurion Bank++
   6.670% 09/01/00 ........................      21,000           21,000,000
Bank of America N.T.S.A.++
   6.670% 09/01/00 ........................      50,000           50,000,000
Bayerische Landesbank Girozentrale++
   6.540% 09/28/00 ........................      25,000           24,993,982
SMM Trust 1999-A++
   6.780% 09/13/00 ........................      10,000           10,000,000
SMM Trust 2000-B++
   6.639% 09/13/00 ........................      69,650           69,650,000
Westdeutsche Landesbank
   Girozentrale++
   6.540% 09/25/00 ........................      15,000           14,996,420
Westpac Banking Corp.++
   6.655% 09/05/00 ........................      50,000           49,997,514
                                                              --------------
                                                                 265,635,266
                                                              --------------
PERSONAL CREDIT INSTITUTIONS--1.8%
American Honda Finance Corp.++
   6.720% 10/18/00 ........................      24,800           24,799,078
                                                              --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $320,434,344) ............................          320,434,344
                                                              --------------
MEDIUM TERM NOTES--4.3%
SECURITY BROKERS & DEALERS--4.3%
Goldman Sachs Group, Inc.++
   6.810% 09/12/00 ........................      50,000           50,000,000
   6.730% 12/20/00 ........................      10,000           10,000,000
                                                              --------------
                                                                  60,000,000
                                                              --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $60,000,000) .................                       60,000,000
                                                              --------------

                                                 PAR
                                                 (000)             VALUE
                                                 -----             -----
TIME DEPOSITS--9.0%
Fifth Third Bank
   6.656% 09/01/00 ........................     $67,000       $   67,000,000
Firstar Bank N.A. (Mercantile Bank)
   6.625% 09/01/00 ........................      60,100           60,100,000
                                                              --------------
     TOTAL TIME DEPOSITS
       (Cost $127,100,000) ............................          127,100,000
                                                              --------------
TOTAL INVESTMENTS--99.8%
   (Cost $1,402,354,301*) .............................        1,402,354,301
                                                              --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.2% ...............................            2,371,576
                                                              --------------
NET ASSETS (Applicable to
   454,943,875 Bedford shares,
   412,407 Cash Preservation shares,
   326,745,422 Sansom Street shares,
   405,205,669 Select shares,
   217,519,890 Principal shares,
   and 800 other shares)--100% ........................       $1,404,725,877
                                                              ==============

NET ASSET VALUE, Offering and
   redemption price per share
   ($1,404,725,877 / 1,404,828,063) ...................                $1.00
                                                                       =====


*  Also cost for Federal income tax purposes.

+ Variable Rate Demand Note -- The interest rate shown is the rate as of August 31, 2000 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

++ Variable Rate Obligations -- The interest rate shown is the rate as of August
   31, 2000 and the maturity date shown is the next interest rate readjustment date or the maturity date.



INVESTMENT ABBREVIATIONS
IDR ............................................. Industrial Development Revenue
LOC ........................................................... Letter of Credit
VRDN ................................................. Variable Rate Demand Note

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED AUGUST 31, 2000

Investment Income
   Interest ...................................................    $162,934,325
                                                                   ------------
Expenses
   Distribution fees ..........................................      10,299,835
   Investment advisory fees ...................................       9,804,320
   Transfer agent fees ........................................       2,817,578
   Service organization fees ..................................         290,820
   Printing fees ..............................................         711,689
   Custodian fees .............................................         393,225
   Legal fees .................................................         185,772
   Registration fees ..........................................          45,000
   Audit fees .................................................         184,421
   Directors' fees ............................................         144,354
   Insurance expense ..........................................          22,144
                                                                   ------------
                                                                     24,899,158

   Less fees waived ...........................................      (1,995,632)
   Less expense reimbursement by advisor ......................      (2,269,338)
                                                                   ------------
        Total expenses ........................................      20,634,188
                                                                   ------------
Net investment income .........................................     142,300,137
                                                                   ------------
Net realized loss on investments ..............................         (46,157)
                                                                   ------------
Net increase in net assets resulting from operations ..........    $142,253,980
                                                                   ============

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE              FOR THE
                                                                           YEAR ENDED           YEAR ENDED
                                                                         AUGUST 31, 2000      AUGUST 31, 1999
                                                                        ----------------      ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ...........................................     $   142,300,137       $  115,658,458
  Net gain (loss) on investments ..................................             (46,157)              72,320
                                                                        ---------------      ---------------
  Net increase in net assets resulting from operations ............         142,253,980          115,730,778
                                                                        ---------------      ---------------
Distributions to shareholders:
Dividends to shareholders from
  Net Investment Income:
    Bedford shares ................................................         (21,820,881)         (28,089,918)
    Cash Preservation shares ......................................             (14,538)              (7,069)
    Janney Montgomery Scott shares ................................         (55,534,937)         (43,156,041)
    Principal shares ..............................................         (11,383,856)          (2,455,484)
    Sansom Street shares ..........................................         (31,566,483)         (36,008,586)
    Select shares .................................................         (21,979,442)          (5,941,360)
                                                                           ------------      ---------------
                                                                           (142,300,137)        (115,658,458)
Dividends to shareholders from
  Net Realized Short-Term Gains in excess of Net Investment Income:
    Bedford shares ................................................                  --               (2,671)
    Cash Preservation shares ......................................                  --                   (1)
    Janney Montgomery Scott shares ................................                  --               (2,921)
    Principal shares ..............................................                  --                   --
    Sansom Street shares ..........................................                  --               (2,010)
    Select shares .................................................                  --                 (102)
                                                                           ------------      ---------------
                                                                                     --               (7,705)

      Total Dividends to shareholders .............................        (142,300,137)        (115,666,163)
                                                                         --------------      ---------------
Net capital share transactions (Note 3) ...........................      (1,334,348,297)         423,497,416
                                                                         --------------      ---------------
Total increase/(decrease) in net assets ...........................      (1,334,394,454)         423,562,031
Net Assets:
  Beginning of year ...............................................       2,739,120,331        2,315,558,300
                                                                         --------------      ---------------
  End of year .....................................................     $ 1,404,725,877       $2,739,120,331
                                                                        ===============       ==============

               See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (B)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                             MONEY MARKET PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                                FOR THE          FOR THE          FOR THE           FOR THE          FOR THE
                                                 YEAR             YEAR             YEAR              YEAR             YEAR
                                                 ENDED            ENDED            ENDED             ENDED            ENDED
                                            AUGUST 31, 2000  AUGUST 31, 1999   AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996
                                            ---------------  ---------------   ---------------  ---------------  ---------------
Net asset value, beginning of year ........    $   1.00         $   1.00         $   1.00          $   1.00       $   1.00
                                               --------         --------         --------          --------       --------
Income from investment operations:
   Net investment income ..................      0.0560           0.0473           0.0520            0.0510         0.0518
                                               --------         --------         --------          --------       --------
     Total from investment operations .....      0.0560           0.0473           0.0520            0.0510         0.0518
                                               --------         --------         --------          --------       --------
Less distributions
   Dividends (from net investment income) .     (0.0560)         (0.0473)         (0.0520)          (0.0510)       (0.0518)
                                               --------         --------         --------          --------       --------
     Total distributions ..................     (0.0560)         (0.0473)         (0.0520)          (0.0510)       (0.0518)
                                               --------         --------         --------          --------       --------
Net asset value, end of year ..............    $   1.00         $   1.00         $   1.00          $   1.00       $   1.00
                                               ========         ========         ========          ========       ========
Total Return ..............................       5.75%            4.83%            5.34%             5.22%          5.30%
Ratios/Supplemental Data
   Net assets, end of year (000) ..........    $326,745         $841,887         $684,066          $570,018       $524,359
   Ratios of expenses to average net assets      .49%(a)          .49%(a)          .49%(a)           .49%(a)        .48%(a)
   Ratios of net investment income to
     average net assets ...................       5.42%            4.73%            5.20%             5.10%          5.18%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .61%, .62%, .62%, .64% and .65% for the years ended August 31, 2000, 1999, 1998, 1997 and 1996, respectively.

(b) Financial highlights relate solely to the Sansom Street Class of shares within the portfolio.
                See Accompanying Notes to Financial Statements.

                                       8

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 19.88 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of fourteen investment portfolios of the Fund. The classes have been grouped into fourteen separate "families", nine of which have begun investment operations: the Sansom Street Family, the Bedford Family, the Select Family, the Cash Preservation Family, the Principal Family, the n/i numeric investors Family, the Boston Partners Family, the Bogle Family and the Schneider Family. The Sansom Street Family represents interest in one portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes. It is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities fall below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, BlackRock Institutional Management Corp. ("BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser to the portfolio described herein, and also serves as administrator for the Money Market Portfolio. For the Money Market Portfolio, BIMC and PFPC, Inc. ("PFPC") have entered into a delegation agreement, under which PFPC has agreed to perform Administration and Accounting services for an annual fee of .10% of the average net assets of the portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the portfolio's average daily net assets:

            PORTFOLIO                              ANNUAL RATE
     ----------------------       ---------------------------------------------
     Money Market Portfolio       .45% of first $250 million of net assets;
                                  .40% of the next $250 million of net assets;
                                  .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within the portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 2000, advisory fees and waivers for the investment portfolio were as follows:


                                    GROSS                                             NET
                                  ADVISORY                                          ADVISORY
                                     FEE                     WAIVER                   FEE
                                 ----------               ------------             ----------

Money Market Portfolio           $9,804,320               $(1,995,632)             $7,808,688

     The investment advisor has agreed to reimburse the portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 2000 the reimbursed expenses were $2,269,338 for the Money Market Portfolio.

     In addition, PFPC Trust Co. serves as custodian for the Fund's portfolio. PFPC serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 2000, no fees were waived. Transfer agency fees were as follows:


                                                        TRANSFER AGENCY
                                                             FEE
                                                        ---------------
        Money Market Portfolio
            Bedford Class                                $   34,311
            Cash Preservation Class                             443
            Janney Montgomery Scott Class*                2,227,497
            Principal Class                                   7,200
            Sansom Street Class                             537,432
            Select Class                                     10,695
                                                         ----------
               Total                                     $2,817,578
                                                         ==========

     The Fund, on behalf of each class of shares within the investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Fund has entered into Distribution Contracts with Provident Distributors Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation, and Principal Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the year ended August 31, 2000, distribution fees for each class were as follows:

                                                        DISTRIBUTION
                                                             FEE
                                                        ------------
        Money Market Portfolio
            Bedford Class                               $ 2,553,192
            Cash Preservation Class                           1,086
            Janney Montgomery Scott Class*                6,598,931
            Principal Class                                 855,610
            Sansom Street Class                             291,016
                                                        -----------
                Total Money Market Portfolio            $10,299,835
                                                        ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 2000 service organization fees were $290,820 for the Money Market Portfolio.

*The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:

                                                 MONEY MARKET PORTFOLIO
                                         --------------------------------------
                                              FOR THE              FOR THE
                                            YEAR ENDED            YEAR ENDED
                                          AUGUST 31, 2000       AUGUST 31, 1999
                                         ----------------      ----------------
                                               VALUE                VALUE
                                         ----------------      ----------------
   Shares sold:
        Bedford Class                    $    866,092,657      $  1,676,808,408
        Cash Preservation Class                   462,203               114,454
        Janney Montgomery Scott Class*      5,748,987,958         4,931,373,936
        Principal Class                       534,885,343           318,334,115
        Sansom Street Class                 3,118,553,510         2,907,994,377
        Select Class                        2,969,370,240         1,439,090,920
                                         ----------------      ----------------
           Total  Shares  Sold             13,238,351,911        11,273,716,210
    Shares  issued on reinvestment
     of dividends:
        Bedford Class                          21,403,595            28,217,868
        Cash Preservation Class                    13,920                 7,224
        Janney Montgomery Scott Class*         54,694,717            43,272,113
        Principal Class                        11,245,950             2,206,341
        Sansom Street Class                    13,899,819            26,800,967
        Select Class                                   --               347,980
                                         ----------------      ----------------
           Total Shares Reinvested            101,258,001           100,852,493
    Shares repurchased:
        Bedford Class                        (792,698,785)       (2,107,674,545)
        Cash Preservation Class                  (194,641)             (217,053)
        Janney Montgomery Scott Class*     (6,892,100,877)       (4,790,786,046)
        Principal Class                      (547,145,226)         (102,006,633)
        Sansom Street Class                (3,647,602,057)       (2,741,000,161)
        Select Class                       (2,794,216,623)       (1,209,386,849)
                                         ----------------      ----------------
           Total Shares Repurchased       (14,673,958,209)      (10,951,071,287)
                                         ----------------      ----------------
    Net increase (decrease)              $ (1,334,348,297)     $    423,497,416
                                         ================      ================
    Sansom Street Shares authorized         1,500,000,000         1,500,000,000
                                         ================      ================

*The Janney Montgomery Scott Class of shares was liquidated on July 31, 2000.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 4. NET ASSETS

     At August 31, 2000, net assets consisted of the following:

                                                              MONEY MARKET
                                                                PORTFOLIO
                                                             --------------
Paid-in capital                                              $1,404,828,063
Accumulated net realized gain/(loss) on investments                (102,186)
                                                             --------------
   Total net assets                                          $1,404,725,877
                                                             ==============

NOTE 5. CAPITAL LOSS CARRYOVERS

At August 31, 2000 capital loss carryovers were available to offset future realized gains as follows: $102,186 in the Money Market Portfolio of which $56,029 expires in 2006 and $46,157 expires in 2008.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 6. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Bedford, Cash Preservation, Select, and Principal. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class is not represented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY (b)

                                                                               MONEY MARKET PORTFOLIO
                                                               --------------------------------------------------------------------
                                                              FOR THE     FOR THE    FOR THE          FOR THE              FOR THE
                                                               YEAR        YEAR       YEAR             YEAR                 YEAR
                                                               ENDED       ENDED      ENDED            ENDED                ENDED
                                                              AUGUST 31, AUGUST 31,  AUGUST 31,     AUGUST 31,          AUGUST 31,
                                                                2000        1999       1998            1997                 1996
                                                             ----------   -------   --------         --------            --------
Net asset value, beginning of year ........................ $     1.00    $  1.00   $   1.00         $   1.00            $   1.00
                                                            ----------    -------   --------         --------            --------
Income from investment operations:
  Net investment income ...................................     0.0512     0.0425     0.0473           0.0462              0.0469
                                                            ----------    -------   --------         --------            --------
   Total from investment operations .......................     0.0512     0.0425     0.0473           0.0462              0.0469
                                                            ----------    -------   --------         --------            --------
Less distributions
  Dividends (from net investment income) ..................    (0.0512)   (0.0425)   (0.0473)         (0.0462)            (0.0469)
                                                            ----------   --------   --------         --------            --------
   Total distributions ....................................    (0.0512)   (0.0425)   (0.0473)         (0.0462)            (0.0469)
                                                            ----------   --------   --------         --------            --------
Net asset value, end of year .............................. $     1.00   $   1.00   $   1.00         $   1.00            $   1.00
                                                            ----------   --------   --------         --------            --------
  Total Return ............................................      5.24%      4.34%      4.84%            4.72%               4.79%

Ratios /Supplemental Data
  Net assets, end of year (000) ...........................   $423,977   $360,123   $762,739       $1,392,911          $1,109,334
  Ratios of expenses to average net assets ................     .97%(a)    .97%(a)    .97%(a)          .97%(a)             .97%(a)
  Ratios of net investment income to average
   net assets .............................................      5.15%      4.25%      4.73%            4.62%               4.69%


(a) Without  the  waiver of advisory,  administration  and  transfer  agent fees and without the reimbursement of certain operating expenses,  the ratios of expenses to average  net assets for the Money  Market  Portfolio  would have been  1.05%,
    1.08%,  1.10%,  1.12% and 1.14% for the years ended August 31, 2000, 1999, 1998,
    1997, and 1996, respectively.

(b) Financial Highlights relate solely to the Bedford  Class of  shares  within  the portfolio.

                                       14

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                 AUGUST 31, 2000

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SELECT FAMILY (b)

                                                                                          MONEY MARKET PORTFOLIO
                                                                                 -----------------------------------------
                                                                                     FOR THE
                                                                                      YEAR              FOR THE PERIOD
                                                                                      ENDED            DECEMBER 15, 1998
                                                                                 AUGUST 31, 2000     TO AUGUST 31, 1999(C)
                                                                                 ---------------     ---------------------

Net asset value, beginning of year or period ...................................... $   1.00                $  1.00
                                                                                    --------                -------
Income from investment operations:
   Net investment income ...........................................................  0.0582                 0.0345
                                                                                    --------                -------
     Total from investment operations ..............................................  0.0582                 0.0345
                                                                                    --------                -------
Less distributions
   Dividends (from net investment income) .......................................... (0.0582)               (0.0345)
                                                                                    --------                -------
     Total distributions ........................................................... (0.0582)               (0.0345)
                                                                                     -------                -------
Net asset value, end of year or period ............................................. $  1.00                $ 1.00
                                                                                     -------                -------
Total Return .......................................................................   5.98%                3.50%(e)

Ratios /Supplemental Data
   Net assets, end of period (000) .................................................$405,206               $230,044
   Ratios of expenses to average net assets ........................................  .27%(a)             .27%(a)(d)
   Ratios of net investment income to
     average net assets ............................................................   5.87%                4.82%(d)

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .41% and .41% for the periods ended August 31, 2000 and 1999, respectively.

(b) Financial Highlights relate solely to the Select Class of shares within the portfolio.

(c) On December 15, 1998 the Money Market Portfolio's Select Class began operations.

(d)  Annualized.

(e)  Non-Annualized.

                                       15

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                 AUGUST 31, 2000

NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE PRINCIPAL FAMILY (b)

                                                                                                MONEY MARKET PORTFOLIO
                                                                                      --------------------------------------------
                                                                                    FOR THE
                                                                                     YEAR               FOR THE PERIOD
                                                                                     ENDED              JUNE 1, 1999 TO
                                                                                AUGUST 31, 2000       AUGUST 31, 1999(C)
                                                                               ----------------       ------------------

Net asset value, beginning of year or period ..................................... $    1.00               $   1.00
                                                                                   ---------               --------
Income from investment operations:
   Net investment income .........................................................    0.0532                 0.0110
                                                                                   ---------               --------
     Total from investment operations ............................................    0.0532                 0.0110
                                                                                   ---------               --------
Less distributions
   Dividends (from net investment income) ........................................   (0.0532)               (0.0110)
                                                                                   ---------               --------
     Total distributions .........................................................   (0.0532)               (0.0110)
                                                                                   ---------               --------
Net asset value, end of year or period ...........................................    $ 1.00               $   1.00
                                                                                   ---------               --------
Total Return .....................................................................     5.46%                 1.10%(e)

Ratios /Supplemental Data
   Net assets, end of period (000) ...............................................  $217,520                $218,530
   Ratios of expenses to average net assets ......................................    .77%(a)              .77%(a)(d)
   Ratios of net investment income to
     average net assets ..........................................................     5.32%                 4.36%(d)

(a) Without the waiver of advisory and transfer agent fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .85% and .85% for the periods ended August 31, 2000 and 1999, respectively.

(b) Financial highlights relate solely to the Principal Family of shares within the portfolio.

(c) On June 1, 1999 the Money Market Portfolio's Principal Class began operations.

(d)  Annualized.

(e)  Non-Annualized.

                                       16

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